Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended
	Jul. 22, 2015	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000097933
Account Value [Line Items]
Line Graph and Table Measure Name		TOPS Managed Risk Balanced ETF Portfolio
Account Value		$ 10,000	$ 13,966	$ 12,929	$ 12,452	$ 13,693	$ 11,613	$ 11,516	$ 11,045	$ 10,593	$ 9,803	$ 10,006
C000097932
Account Value [Line Items]
Line Graph and Table Measure Name		TOPS Managed Risk Balanced ETF Portfolio
Account Value		$ 10,000	13,622	12,630	12,206	13,452	11,440	11,368	10,933	10,510	9,749	9,977
C000112453
Account Value [Line Items]
Line Graph and Table Measure Name		TOPS Managed Risk Balanced ETF Portfolio
Account Value		$ 10,000	13,492	12,516	12,114	13,360	11,371	11,311	10,896	10,480	9,731	9,974
C000112454
Account Value [Line Items]
Line Graph and Table Measure Name		TOPS Managed Risk Balanced ETF Portfolio
Account Value		$ 10,000	$ 13,152	12,246	11,862	13,122	11,193	11,172	10,782	10,397	9,677	9,939
C000158840
Account Value [Line Items]
Line Graph and Table Measure Name			TOPS Managed Risk Balanced ETF Portfolio
Account Value	$ 10,000		$ 10,279	9,647	11,997	13,212	11,346	11,274	10,869	10,468	9,744
C000097936
Account Value [Line Items]
Line Graph and Table Measure Name		TOPS Managed Risk Growth ETF Portfolio
Account Value		$ 10,000	14,446	12,958	12,323	13,788	10,965	11,199	10,845	10,116	8,983	9,785
C000097937
Account Value [Line Items]
Line Graph and Table Measure Name		TOPS Managed Risk Growth ETF Portfolio
Account Value		$ 10,000	14,077	12,673	12,075	13,552	10,793	11,049	10,730	10,030	8,936	9,757
C000112457
Account Value [Line Items]
Line Graph and Table Measure Name		TOPS Managed Risk Growth ETF Portfolio
Account Value		$ 10,000	13,950	12,572	11,986	13,464	10,742	11,000	10,699	10,014	8,924	9,761
C000112458
Account Value [Line Items]
Line Graph and Table Measure Name		TOPS Managed Risk Growth ETF Portfolio
Account Value		$ 10,000	$ 13,615	12,290	11,754	13,234	10,579	10,866	10,596	9,934	8,874	9,734
C000158842
Account Value [Line Items]
Line Graph and Table Measure Name			TOPS Managed Risk Growth ETF Portfolio
Account Value	10,000		$ 14,185	12,792	12,279	13,708	11,037	11,290	10,980	10,290	9,199
C000097934
Account Value [Line Items]
Line Graph and Table Measure Name		TOPS Managed Risk Moderate Growth ETF Portfolio
Account Value		$ 10,000	14,493	13,182	12,601	14,028	11,447	11,508	11,100	10,445	9,417	9,977
C000097935
Account Value [Line Items]
Line Graph and Table Measure Name		TOPS Managed Risk Moderate Growth ETF Portfolio
Account Value		$ 10,000	14,141	12,923	12,349	13,788	11,284	11,359	10,988	10,371	9,372	9,950
C000112455
Account Value [Line Items]
Line Graph and Table Measure Name		TOPS Managed Risk Moderate Growth ETF Portfolio
Account Value		$ 10,000	13,999	12,809	12,247	13,694	11,210	11,306	10,942	10,340	9,349	9,945
C000112456
Account Value [Line Items]
Line Graph and Table Measure Name		TOPS Managed Risk Moderate Growth ETF Portfolio
Account Value		$ 10,000	$ 13,649	12,499	12,003	13,444	11,036	11,155	10,838	10,264	9,304	9,912
C000158841
Account Value [Line Items]
Line Graph and Table Measure Name			TOPS Managed Risk Moderate Growth ETF Portfolio
Account Value	$ 10,000		$ 13,187	12,721	12,197	13,602	11,246	11,313	10,966	10,380	9,422
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000	33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000	33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000	33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000	33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000		30,424	24,426	20,424	22,850	16,229	15,096	13,672	11,954	10,139
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000	33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000	33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000	33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000	33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000		30,424	24,426	20,424	22,850	16,229	15,096	13,672	11,954	10,139
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000	33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000	33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000	33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000	33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	$ 10,742
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000		$ 30,424	$ 24,426	$ 20,424	$ 22,850	$ 16,229	$ 15,096	$ 13,672	$ 11,954	$ 10,139